Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,141,327.60

Principal:
Principal Collections	$37,594,544.43
Prepayments in Full	$36,285,634.64
Liquidation Proceeds	$12,785.21
Recoveries	$0.00
Sub Total	$73,892,964.28
Collections	$79,034,291.88

Purchase Amounts:
Purchase Amounts Related to Principal	$745,255.88
Purchase Amounts Related to Interest	$2,408.25
Sub Total	$747,664.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$79,781,956.01

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$79,781,956.01
Servicing Fee	$1,335,218.62	$1,335,218.62	$0.00	$0.00	$78,446,737.39
Interest - Class A-1 Notes	$60,903.11	$60,903.11	$0.00	$0.00	$78,385,834.28
Interest - Class A-2 Notes	$258,233.33	$258,233.33	$0.00	$0.00	$78,127,600.95
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$77,682,047.62
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$77,544,884.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$77,544,884.62
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$77,467,151.70
Second Priority Principal Payment	$33,870,343.30	$33,870,343.30	$0.00	$0.00	$43,596,808.40
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$43,539,982.40
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$11,969,982.40
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$11,897,634.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,897,634.48
Regular Principal Payment	$242,064,822.72	$11,897,634.48	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$79,781,956.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$33,870,343.30
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$11,897,634.48
Total					$77,337,977.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$77,337,977.78	$202.72	$60,903.11	$0.16	$77,398,880.89	$202.88
Class A-2 Notes	$0.00	$0.00	$258,233.33	$0.51	$258,233.33	$0.51
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$77,337,977.78	$48.04	$1,108,759.61	$0.69	$78,446,737.39	$48.73

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$307,505,166.02	0.8060424	$230,167,188.24	0.6033216
Class A-2 Notes	$508,000,000.00	1.0000000	$508,000,000.00	1.0000000
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,535,905,166.02	0.9540376	$1,458,567,188.24	0.9059986

Pool Information
Weighted Average APR	3.694%	3.657%
Weighted Average Remaining Term	53.94	53.09
Number of Receivables Outstanding	74,605	72,112
Pool Balance	$1,602,262,344.14	$1,527,578,708.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,510,334,055.48	$1,438,894,822.72
Pool Factor	0.9573945	0.9127691

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$22,913,680.63
Yield Supplement Overcollateralization Amount	$88,683,885.86
Targeted Overcollateralization Amount	$103,229,739.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,011,520.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		201	$45,415.40
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$45,415.40
Cumulative Net Losses Last Collection Period			$413.46
Cumulative Net Losses for all Collection Periods			$45,828.86

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.03%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.62%	428	$9,444,847.93
61-90 Days Delinquent	0.06%	39	$888,639.44
91-120 Days Delinquent	0.00%	1	$15,834.23
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.68%	468	$10,349,321.60

Repossession Inventory:
Repossessed in the Current Collection Period		22	$598,960.80
Total Repossessed Inventory		23	$629,462.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0348%
Three Month Average			—%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			—%
Current Collection Period			0.0555%
Three Month Average			—%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer